Equity - share capital, Issued Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Number of shares issued [abstract]
Ordinary shares - fully paid	$ 257,169	$ 255,364	$ 254,273
Ordinary shares - fully paid (in shares)	2,111,412,147	2,098,818,267	2,091,299,420